Share-Based Compensation - Summary of Share Based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Based Compensation Expense [line items]
Share-based compensation expense	$ 64	$ 56
Stock Options [Member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based compensation expense	7	5
TSRUs [Member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based compensation expense	40	35
PRSUs [Member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based compensation expense	13	12
Employee Stock Purchase Plan [member]
Disclosure Of Share Based Compensation Expense [line items]
Share-based compensation expense	$ 4	$ 4